VANECK ISRAEL ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (unaudited)
1
Number
of Shares Value
COMMON STOCKS: 99.8%
Automobiles & Components : 0.3%
Mobileye Global, Inc. * 22,613 $ 325,514
Underline
Banks : 20.8%
Bank Hapoalim BM 436,714 5,908,860
Bank Leumi Le-Israel BM 464,597 6,242,347
FIBI Holdings Ltd. 6,040 317,892
First International Bank Of
Israel Ltd. 18,721 945,366
Israel Discount Bank Ltd. 371,043 2,578,869
Mizrahi Tefahot Bank Ltd. 61,840 2,774,847
18,768,181
Capital Goods : 5.6%
Ashtrom Group Ltd. * 8,637 118,281
Elbit Systems Ltd. 10,104 3,876,703
Electra Ltd. 327 152,773
Kornit Digital Ltd. * 13,361 254,928
Nano Dimension Ltd. (ADR) * † 74,703 118,778
Shapir Engineering and
Industry Ltd. 36,238 219,099
Shikun & Binui Ltd. * 55,527 145,385
Stratasys Ltd. * 18,910 185,129
5,071,076
Commercial & Professional Services : 0.6%
Fiverr International Ltd. * † 12,023 284,705
Hilan Ltd. 4,000 244,060
528,765
Consumer Discretionary Distribution &
Retail : 1.5%
Global-e Online Ltd. * 37,312 1,330,173
Underline
Consumer Durables & Apparel : 0.2%
Delta Galil Ltd. 4,007 189,762
Underline
Consumer Services : 0.2%
Fattal Holdings 1998 Ltd. * 1,602 209,436
Underline
Consumer Staples Distribution & Retail : 0.7%
Rami Levy Chain Stores
Hashikma Marketing 2006
Ltd. 3,353 239,850
Shufersal Ltd. 38,883 367,492
607,342
Energy : 1.6%
Delek Group Ltd. 3,749 581,295
Energean Plc † 34,237 386,896
Oil Refineries Ltd. 945,098 224,315
Paz Retail And Energy Ltd. 1,820 240,456
1,432,962
Financial Services : 2.3%
Isracard Ltd. 75,634 335,051
Payoneer Global, Inc. * 95,474 697,915
Plus500 Ltd. 22,338 791,172
Tel Aviv Stock Exchange Ltd. 25,276 297,296
2,121,434
Food, Beverage & Tobacco : 0.5%
Strauss Group Ltd. 19,859 417,125
Underline
Health Care Equipment & Services : 1.4%
Inmode Ltd. * † 31,579 560,211
Nano-X Imaging Ltd. * † 22,274 111,259
Number
of Shares Value
Health Care Equipment & Services
(continued)
Novocure Ltd. * 22,384 $ 398,883
OPKO Health, Inc. * † 113,506 188,420
1,258,773
Insurance : 4.0%
Clal Insurance Enterprises
Holdings Ltd. 23,739 581,702
Harel Insurance Investments &
Financial Services Ltd. 42,445 677,390
Lemonade, Inc. * † 18,537 582,618
Menora Mivtachim Holdings
Ltd. 7,798 389,173
Migdal Insurance & Financial
Holdings Ltd. 145,353 263,301
Phoenix Financial Ltd. 62,992 1,168,104
3,662,288
Materials : 1.8%
ICL Group Ltd. † 209,345 1,191,173
Israel Corp. Ltd. 1,690 454,522
1,645,695
Media & Entertainment : 0.5%
Perion Network Ltd. * † 16,982 138,233
Playtika Holding Corp. 21,166 109,428
Taboola.com Ltd. * 71,068 209,651
457,312
Pharmaceuticals, Biotechnology & Life
Sciences : 7.8%
Teva Pharmaceutical Industries
Ltd. (ADR) * 459,588 7,063,868
Underline
Real Estate Management & Development :
3.5%
Airport City Ltd. * 16,077 227,018
Alony Hetz Properties &
Investments Ltd. 39,252 307,665
Amot Investments Ltd. 55,465 269,061
Azrieli Group Ltd. 14,758 993,818
Big Shopping Centers Ltd. * 4,280 592,109
Melisron Ltd. 6,555 511,663
Mivne Real Estate KD Ltd. 93,727 250,500
3,151,834
Semiconductors & Semiconductor
Equipment : 4.1%
Camtek Ltd. 11,231 658,473
CEVA, Inc. * 6,134 157,092
Nova Ltd. * † 7,788 1,435,562
SolarEdge Technologies, Inc. *
† 17,160 277,649
Tower Semiconductor Ltd. * 34,310 1,223,495
3,752,271
Software & Services : 37.7%
Amdocs Ltd. 37,146 3,398,859
Cellebrite DI Ltd. * 35,436 688,521
Check Point Software
Technologies Ltd. * 34,352 7,829,508
CyberArk Software Ltd. * 18,995 6,420,310
Formula Systems 1985 Ltd. 1,867 161,516
JFrog Ltd. * 39,372 1,259,904
Matrix IT Ltd. 9,534 221,681

VANECK ISRAEL ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
Software & Services (continued)
Monday.com Ltd. * 14,289 $ 3,474,513
Nice Ltd. (ADR) * † 23,462 3,617,137
One Software Technologies
Ltd. 10,445 193,177
Radware Ltd. * 10,340 223,551
Sapiens International Corp. NV 12,663 343,041
SentinelOne, Inc. * † 100,545 1,827,908
Varonis Systems, Inc. * 36,042 1,457,899
Wix.com Ltd. * 18,013 2,942,964
34,060,489
Technology Hardware & Equipment : 0.5%
Next Vision Stabilized Systems
Ltd. 19,816 454,160
Underline
Telecommunication Services : 1.0%
Bezeq The Israeli
Telecommunication Corp. Ltd. 595,103 876,709
Underline
Transportation : 0.7%
ZIM Integrated Shipping
Services Ltd. 40,963 597,650
Underline
Number
of Shares Value
Utilities : 2.5%
Energix-Renewable Energies
Ltd. 78,012 $ 213,638
Enlight Renewable Energy
Ltd. * 25,469 409,353
Kenon Holdings Ltd. 8,135 257,307
OPC Energy Ltd. * 28,007 244,927
Ormat Technologies, Inc. † 15,946 1,128,498
2,253,723
Total Common Stocks
(Cost: $66,504,780) 90,236,542
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN: 1.5%
Money Market Fund: 1.5%
(Cost: $1,366,425)
State Street Navigator
Securities Lending
Government Money Market
Portfolio 1,366,425 1,366,425
Total Investments: 101.3%
(Cost: $67,871,205) 91,602,967
Liabilities in excess of other assets: (1.3)% (1,203,941)
NET ASSETS: 100.0% $ 90,399,026
Definitions:
ADR American Depositary Receipt
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $9,842,190.